KELMOORE STRATEGIC TRUST

                            KELMOORE STRATEGY(R) FUND
                         KELMOORE STRATEGY(R) EAGLE FUND
                        KELMOORE STRATEGY(R) LIBERTY FUND
                                  (THE "FUNDS")

    SUPPLEMENT DATED DECEMBER 23, 2002 TO THE PROSPECTUS DATED JUNE 28, 2002

         THIS SUPPLEMENT UPDATES THE INFORMATION IN, AND SHOULD BE READ IN CONJUNCTION WITH, THE FUNDS' PROSPECTUS, DATED JUNE 28, 2002, AND INCLUDES INFORMATION IN A SUPPLEMENT DATED AUGUST 14, 2002.

CHANGE IN COMPARATIVE BENCHMARKS

THE FOLLOWING TABLE REPLACES THE INFORMATION FOR THE KELMOORE STRATEGY(R) FUND ON PAGE 10 OF THE PROSPECTUS IN THE SECTION TITLED "PERFORMANCE TABLE":

PERFORMANCE TABLE (AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001)

                                                                                   1 Year        Since Inception
                                                                                   ------        ---------------
Kelmoore Strategy(R) Fund - Class A(1) Returns Before Taxes                        (17.90)%          (11.56)%
Standard & Poor's 100 Index(2)                                                     (13.78)%           (7.93)%
CSFB High Yield Index II(2)                                                          4.87%             1.17%
Chicago Board Options Exchange BuyWrite Monthly Index(3)                           (10.87)%           (0.19)%

Kelmoore Strategy(R) Fund -Class C(4) Returns Before Taxes                         (13.74)%           (7.75)%
Return After Taxes on Distributions(5,6,7)                                         (14.81)%          (12.46)%
Return After Taxes on Distributions and Sale of Fund Shares(5,6,7)                  (8.25)%           (7.85)%
Standard & Poor's 100 Index(2)                                                     (13.78)%           (4.19)%
CSFB High Yield Index II(2)                                                          4.87%            (0.38)%
Chicago Board Options Exchange BuyWrite Monthly Index(3)                           (10.87)%            1.42%

(1)INCEPTION DATE OCTOBER 25, 1999.

(2)THE STANDARD & POOR'S 100 INDEX ("S&P 100") AND CSFB HIGH YIELD INDEX II (FORMERLY THE DLJ HIGH YIELD TOTAL RETURN INDEX) ("CSFB") ARE UNMANAGED INDICES AND THE PERFORMANCE OF AN INDEX ASSUMES NO TRANSACTION COSTS, TAXES, MANAGEMENT FEES OR OTHER EXPENSES. A DIRECT INVESTMENT IN AN INDEX IS NOT POSSIBLE. THE CSFB IS PRICED WEEKLY ON THURSDAY, THEREFORE THE PERFORMANCE DOES NOT REPRESENT THE EXACT PERIOD OF THE FUND.

(3)ON AUGUST 8, 2002, THE BOARD OF TRUSTEES OF KELMOORE STRATEGIC TRUST (THE "BOARD") APPROVED A CHANGE IN THE FUND'S BENCHMARKS TO THE CHICAGO BOARD OPTIONS EXCHANGE BUYWRITE MONTHLY INDEX ("CBOE") AND THE S&P 100 SINCE THE CBOE AND THE S&P 100 ARE MORE ACCURATE BENCHMARKS FOR THE FUND'S PERFORMANCE. THE CBOE IS AN UNMANAGED INDEX AND THE PERFORMANCE OF AN INDEX ASSUMES NO TRANSACTION COSTS, TAXES, MANAGEMENT FEES OR OTHER EXPENSES. A DIRECT INVESTMENT IN AN INDEX IS NOT POSSIBLE.

(4)INCEPTION DATE MAY 3, 1999.

(5)THE FUND OFFERS MORE THAN ONE CLASS OF SHARES. AFTER-TAX RETURNS ARE SHOWN FOR ONLY CLASS C SHARES AND AFTER-TAX RETURNS FOR CLASS A SHARES WILL VARY.

(6)AFTER-TAX RETURNS ARE CALCULATED USING THE HISTORICAL HIGHEST INDIVIDUAL FEDERAL MARGINAL INCOME TAX RATES AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES.

(7)ACTUAL AFTER-TAX RETURNS DEPEND ON AN INVESTOR'S TAX SITUATION, MAY DIFFER FROM THOSE SHOWN, AND ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS, SUCH AS 401(k) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS.

THE FOLLOWING TABLE REPLACES THE INFORMATION FOR THE KELMOORE STRATEGY(R) EAGLE FUND ON PAGE 11 OF THE PROSPECTUS IN THE SECTION TITLED "PERFORMANCE TABLE":

PERFORMANCE TABLE (AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001)

                                                                                    1 Year       Since Inception
                                                                                    ------       ---------------
Kelmoore Strategy(R) Eagle Fund - Class A(1) Returns Before Taxes                  (37.49)%         (47.79)%
Kelmoore Strategy(R) Eagle Fund - Class C(1) Returns Before Taxes                  (34.52)%         (46.28)%
Return After Taxes on Distributions(2,3,4)                                         (35.89)%         (49.34)%
Return After Taxes on Distributions and Sale of Fund Shares(2,3,4)                 (20.65)%         (36.01)%
Standard & Poor's 100 Index(5)                                                     (13.78)%         (17.19)%
NASDAQ Composite Index(5)                                                          (20.80)%         (37.44)%
Chicago Board Options Exchange BuyWrite Monthly Index(6)                           (10.87)%          (6.46)%

(1)INCEPTION DATE JUNE 29, 2000.

(2)THE FUND OFFERS MORE THAN ONE CLASS OF SHARES. AFTER-TAX RETURNS ARE SHOWN FOR ONLY CLASS C SHARES AND AFTER-TAX RETURNS FOR CLASS A SHARES WILL VARY.

(3)AFTER-TAX RETURNS ARE CALCULATED USING THE HISTORICAL HIGHEST INDIVIDUAL FEDERAL MARGINAL INCOME TAX RATES AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES.

(4)ACTUAL AFTER-TAX RETURNS DEPEND ON AN INVESTOR'S TAX SITUATION, MAY DIFFER FROM THOSE SHOWN, AND ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS, SUCH AS 401(k) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS.

(5)THE S&P 100 AND NASDAQ COMPOSITE INDEX (THE "NASDAQ") ARE UNMANAGED INDICES AND THE PERFORMANCE OF AN INDEX ASSUMES NO TRANSACTION COSTS, TAXES, MANAGEMENT FEES OR OTHER EXPENSES. A DIRECT INVESTMENT IN AN INDEX IS NOT POSSIBLE.

(6)ON AUGUST 8, 2002, THE BOARD APPROVED A CHANGE IN THE FUND'S BENCHMARKS TO THE CBOE AND THE NASDAQ SINCE THE CBOE AND THE NASDAQ ARE MORE ACCURATE BENCHMARKS FOR THE FUND'S PERFORMANCE. THE CBOE IS AN UNMANAGED INDEX AND THE PERFORMANCE OF AN INDEX ASSUMES NO TRANSACTION COSTS, TAXES, MANAGEMENT FEES OR OTHER EXPENSES. A DIRECT INVESTMENT IN AN INDEX IS NOT POSSIBLE.

THE FOLLOWING TABLE REPLACES THE INFORMATION FOR THE KELMOORE STRATEGY(R) LIBERTY FUND ON PAGE 12 OF THE PROSPECTUS IN THE SECTION TITLED "PERFORMANCE TABLE":


PERFORMANCE TABLE (AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001)

                                                                                    1 Year       Since Inception
                                                                                    ------       ---------------
Kelmoore Strategy(R) Liberty Fund - Class A(1) Returns Before Taxes                (15.07)%          (14.88)%
Kelmoore Strategy(R) Liberty Fund - Class C(1) Returns Before Taxes                (10.66)%          (10.53)%
Return After Taxes on Distributions(2,3,4)                                         (14.44)%          (14.26)%
Return After Taxes on Distributions and Sale of Fund Shares(2,3,4)                  (6.43)%          (10.16)%
Standard & Poor's 100 Index(5)                                                     (13.78)%          (13.67)%
CSFB High Yield Index II(5)                                                          4.87%             5.96%
Chicago Board Options Exchange BuyWrite Monthly Index(6)                           (10.87)%          (10.10)%

(1)INCEPTION DATE DECEMBER 26, 2000.

(2)THE FUND OFFERS MORE THAN ONE CLASS OF SHARES. AFTER-TAX RETURNS ARE SHOWN FOR ONLY CLASS C SHARES AND AFTER-TAX RETURNS FOR CLASS A SHARES WILL VARY.

(3)AFTER-TAX RETURNS ARE CALCULATED USING THE HISTORICAL HIGHEST INDIVIDUAL FEDERAL MARGINAL INCOME TAX RATES AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES.

(4)ACTUAL AFTER-TAX RETURNS DEPEND ON AN INVESTOR'S TAX SITUATION, MAY DIFFER FROM THOSE SHOWN, AND ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS, SUCH AS 401(k) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS.

(5)THE S&P 100 AND CSFB ARE UNMANAGED INDICES AND THE PERFORMANCE OF AN INDEX ASSUMES NO TRANSACTION COSTS, TAXES, MANAGEMENT FEES OR OTHER EXPENSES. A DIRECT INVESTMENT IN AN INDEX IS NOT POSSIBLE. THE CSFB IS PRICED WEEKLY ON THURSDAY, THEREFORE THE PERFORMANCE DOES NOT REPRESENT THE EXACT PERIOD OF THE FUND.

(6)ON AUGUST 8, 2002, THE BOARD APPROVED A CHANGE IN THE FUND'S BENCHMARKS TO THE CBOE AND THE S&P 100 SINCE THE CBOE AND THE S&P 100 ARE MORE ACCURATE BENCHMARKS FOR THE FUND'S PERFORMANCE. THE CBOE IS AN UNMANAGED INDEX AND THE PERFORMANCE OF AN INDEX ASSUMES NO TRANSACTION COSTS, TAXES, MANAGEMENT FEES OR OTHER EXPENSES. A DIRECT INVESTMENT IN AN INDEX IS NOT POSSIBLE.

RESULTS OF THE SPECIAL MEETING OF SHAREHOLDERS OF THE FUNDS HELD DECEMBER 3, 2002, AS ADJOURNED TO DECEMBER 23, 2002

         Each Fund's shareholders have approved the change in the Fund's classification from "diversified" to "non-diversified" for purposes of the Investment Company Act of 1940, as amended.

NON-DIVERSIFICATION RISK

         As "non-diversified", a Fund may invest more of its assets in securities issued by fewer companies than a "diversified" fund is permitted to invest. As a result, these Funds may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory event.

ADDRESS CHANGE

     Effective IMMEDIATELY, the address for shareholders to use when sending applications, checks or other communications to the Funds' Transfer Agent via U.S. MAIL is as follows:

       Kelmoore Strategic Trust
       c/o PFPC Inc.
       P.O. Box 9790
       Providence, RI  02940-9790

     Effective JANUARY 3, 2003, the address of the Funds' Administrator, Transfer Agent and Fund Accounting Agent and the address for shareholders to use when sending applications, checks or other communications to the Funds' Transfer Agent via OVERNIGHT COURIER is as follows:

       Kelmoore Strategic Trust
       c/o PFPC Inc.
       760 Moore Road
       King of Prussia, PA  19406-1212








                         RETAIN THIS SUPPLEMENT WITH THE
                        PROSPECTUS FOR FUTURE REFERENCE.

                            KELMOORE STRATEGIC TRUST

                            KELMOORE STRATEGY(R) FUND
                         KELMOORE STRATEGY(R) EAGLE FUND
                        KELMOORE STRATEGY(R) LIBERTY FUND
                                  (THE "FUNDS")

                    SUPPLEMENT DATED DECEMBER 23, 2002 TO THE
             STATEMENT OF ADDITIONAL INFORMATION DATED JUNE 28, 2002


         THIS SUPPLEMENT UPDATES THE INFORMATION IN, AND SHOULD BE READ IN CONJUNCTION WITH, THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION, DATED JUNE 28, 2002.

RESULTS OF THE SPECIAL MEETING OF SHAREHOLDERS OF THE FUNDS HELD DECEMBER 3, 2002, AS ADJOURNED TO DECEMBER 23, 2002

         Each Fund's shareholders have approved the change in the Fund's classification from "diversified" to "non-diversified" for purposes of the Investment Company Act of 1940, as amended.

NON-DIVERSIFICATION RISK

         As "non-diversified", a Fund may invest more of its assets in securities issued by fewer companies than a "diversified" fund is permitted to invest. As a result, these Funds may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory event.

ADDRESS CHANGE

    Effective JANUARY 3, 2003, the address for PFPC Inc., the Funds' Transfer Agent, is as follows:

         PFPC Inc.
         760 Moore Road
         King of Prussia, PA  19406-1212





                         RETAIN THIS SUPPLEMENT WITH THE
                                  STATEMENT OF
                  ADDITIONAL INFORMATION FOR FUTURE REFERENCE.